Document and Entity Information	Jul. 20, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	HANCOCK WHITNEY CORPORATION
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000750577
Document Period End Date	Jul. 20, 2021
Entity Emerging Growth Company	false
Entity File Number	001-36872
Entity Incorporation, State Country Code	MS
Entity Tax Identification Number	64-0693170
Entity Address, Address Line One	Hancock Whitney Plaza
Entity Address, Address Line Two	2510 14th Street
Entity Address, City or Town	Gulfport
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39501
City Area Code	(228)
Local Phone Number	868-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Common Stock, $3.33 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	COMMON STOCK, $3.33 PAR VALUE
Trading Symbol	HWC
Security Exchange Name	NASDAQ
6.25% Subordinated Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.25% SUBORDINATED NOTES
Trading Symbol	HWCPZ
Security Exchange Name	NASDAQ